Schedule of segment reporting for revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 10,055,569	$ 13,104,123	$ 46,435,412	$ 53,255,361
Cost of sales	(6,854,172)	(8,696,562)	(31,843,467)	(35,899,057)
Gross Profit	3,201,397	4,407,561	14,591,945	17,356,304
Remittance Services [Member]
Segment Reporting Information [Line Items]
Cost of sales	(1,682,190)	(2,882,759)	(9,475,812)	(11,375,525)
Gross Profit	2,900,924	3,864,140	12,996,619	15,319,671
Fiat Remittance Services [Member]
Segment Reporting Information [Line Items]
Revenue	4,410,386	6,467,068	21,592,260	25,287,487
ODL Remittance Services [Member]
Segment Reporting Information [Line Items]
Revenue	172,728	279,831	880,171	1,407,709
Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Revenue	5,459,503	6,314,878	23,840,573	26,398,707
Cost of sales	(5,090,180)	(5,732,411)	(21,999,692)	(24,206,112)
Gross Profit	369,323	582,467	1,840,881	2,192,595
Other Services [Member]
Segment Reporting Information [Line Items]
Revenue	12,952	42,346	122,408	161,458
Cost of sales	(81,802)	(81,392)	(367,963)	(317,419)
Gross Profit	$ (68,850)	$ (39,046)	$ (245,555)	$ (155,962)